Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with

CREFI, the “Company”, as the engaging party), Citigroup Global Markets Inc., Morgan Stanley & Co., LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, BofA Securities, Inc., Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the BX Commercial Mortgage Trust 2026-AMC, Commercial Mortgage Pass-Through Certificates, Series 2026-AMC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 2 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, the issuer, or

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

the Transaction have to the assets or collateral securing such assets or any obligations o those assets or collateral securing such assets;
•	The value of the collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of October 9, 2026.

•	The phrase “Closing Date” refers to the date of October 15, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 25, 2026, with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	BX 2026-AMC Accounting Tape Final.xlsx (provided on September 25, 2026).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

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•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof.

•	The phrase “Reserve Guaranty” refers to a draft or signed reserve guaranty agreement.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 14, 2026, through September 25, 2026, the Company provided us with the Source Documents related to the Collateral for which:

•	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
3

•	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. These attributes are listed in Exhibit A as a “Company Provided Attribute”.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “Company Provided Attribute”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

September 25, 2026

4

BX 2026-AMC Loan File Procedures	EXHIBIT A

Exhibits

Exhibit A – Loan File Procedures

Exhibit B – Recalculation Methodology

5

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	Company Provided Attribute	None
2	Property Rank	Company Provided Attribute	None
3	Property Name	Company Provided Attribute	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report; Engineering Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report; Engineering Report	None
13	Year Renovated	Appraisal Report	None
14	Permanent NRA	Underwriting File	None
15	Temporary NRA	Underwriting File	None
16	Total NRA	Underwriting File	None
17	Unit of Measure	Underwriting File	None
18	Leased (%)	Underwriting File	None
19	Leased (%) Date	Underwriting File	None
20	% of NRA Leased to Investment Grade Tenants	Recalculated Attribute	None
21	% of UW Gross Rent from Investment Grade Tenants	Recalculated Attribute	None
22	# of Tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculated Attribute	None
24	WA Lease Term Remaining	Recalculated Attribute	None
25	Ownership Interest	Title Policy	None
6

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
26	Mortgage Loan Closing Date Balance	Loan Agreement	None
27	Mortgage Loan Closing Date Balance per SF	Recalculated Attribute	None
28	% of Mortgage Loan Closing Date Balance	Recalculated Attribute	None
29	Mortgage Loan Maturity Date Balance	Recalculated Attribute	None
30	Individual Appraised Value Date	Appraisal Report	None
31	Aggregate Individual Appraised Value	Appraisal Report	None
32	Aggregate Individual Appraised Value per SF	Appraisal Report	None
33	Engineering Report Provider	Engineering Report	None
34	Engineering Report Date	Engineering Report	None
35	Environmental Report Provider	Environmental Report	None
36	Environmental Report Date	Environmental Report	None
37	Phase II Required?	Environmental Report	None
38	Seismic Zone	Engineering Report	None
39	PML %	Engineering Report	None
40	Origination Date	Company Provided Attribute	None
41	Assumed One-month Term SOFR	Company Provided Attribute	None
42	Assumed Mortgage Loan Spread	Company Provided Attribute	None
43	Term SOFR Cap	Company Provided Attribute	None
44	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculated Attribute	None
45	Term SOFR Lookback days	Loan Agreement	None
46	Term SOFR Cap Expiration Date	Company Provided Attribute	None
47	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
48	Amort Type	Loan Agreement	None
49	Monthly Mortgage Loan Debt Service Payment	Recalculated Attribute	None
50	Annual Mortgage Loan Debt Service Payment	Recalculated Attribute	None
7

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
51	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculated Attribute	None
52	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculated Attribute	None
53	Grace Period	Loan Agreement	None
54	First Loan Payment Date	Loan Agreement	None
55	Seasoning	Recalculated Attribute	None
56	Original Term to Maturity (Months)	Recalculated Attribute	None
57	Remaining Term to Maturity (Months)	Recalculated Attribute	None
58	Original Amortization Term (Months)	Loan Agreement	None
59	Remaining Amortization Term (Months)	Recalculated Attribute	None
60	Original IO Term (Months)	Company Provided Attribute	None
61	Remaining IO Term (Months)	Company Provided Attribute	None
62	Initial Maturity Date	Loan Agreement	None
63	Floating Rate Component Extensions	Loan Agreement	None
64	Fully Extended Maturity Date	Loan Agreement	None
65	Lockbox	Loan Agreement	None
66	Cash Management Type	Loan Agreement	None
67	Cash Management Trigger	Loan Agreement	None
68	Administrative Fee Rate (%)	Fee Schedule	None
69	Floating Rate Component Prepayment Provision	Loan Agreement	None
70	Partial Release Allowed?	Loan Agreement	None
71	Property Release Description	Loan Agreement	None
72	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculated Attribute	None
73	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculated Attribute	None
8

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
74	Mortgage Loan UW NOI Debt Yield	Recalculated Attribute	None
75	Mortgage Loan UW NCF Debt Yield	Recalculated Attribute	None
76	Mortgage Loan UW NOI DSCR	Recalculated Attribute	None
77	Mortgage Loan UW NCF DSCR	Recalculated Attribute	None
78	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculated Attribute	None
79	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculated Attribute	None
80	Initial Tax Escrow	Loan Agreement	None
81	Ongoing Tax Escrow Monthly	Loan Agreement	None
82	Tax Escrow Springing Conditions	Loan Agreement	None
83	Initial Insurance Escrow	Loan Agreement	None
84	Ongoing Insurance Escrow Monthly	Loan Agreement	None
85	Insurance Escrow Springing Conditions	Loan Agreement	None
86	Initial Immediate Repairs Escrow	Loan Agreement	None
87	Initial CapEx Escrow	Loan Agreement	None
88	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
89	Cap Ex Escrow Springing Conditions	Loan Agreement	None
90	Initial TI/LC Escrow	Loan Agreement	None
91	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
92	TI/LC Escrow Springing Conditions	Loan Agreement	None
93	Initial Other Escrow	Loan Agreement	None
94	Ongoing Other Escrow Monthly	Loan Agreement	None
95	Ongoing Other Escrow Springing Condition	Loan Agreement	None
96	Other Escrow Description	Loan Agreement; Reserve Guarantee	None
97	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
98	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
9

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
100	Largest Tenant (by UW Gross Rent) % of Permanent NRA	Underwriting File	None
101	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
102	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
103	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
104	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
105	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
106	2nd Largest Tenant (by UW Gross Rent) % of Permanent NRA	Underwriting File	None
107	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
108	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
109	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
110	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
111	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
112	3rd Largest Tenant (by UW Gross Rent) % of Permanent NRA	Underwriting File	None
113	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
114	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
115	Base Rent 2023	Underwriting File	$1.00
116	Base Rent 2024	Underwriting File	$1.00
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BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
117	Base Rent 2025	Underwriting File	$1.00
118	Base Rent July 2026 TTM	Underwriting File	$1.00
119	Base Rent UW	Underwriting File	$1.00
120	Rent Steps 2023	Underwriting File	$1.00
121	Rent Steps 2024	Underwriting File	$1.00
122	Rent Steps 2025	Underwriting File	$1.00
123	Rent Steps July 2026 TTM	Underwriting File	$1.00
124	Rent Steps UW	Underwriting File	$1.00
125	Free Rent 2023	Underwriting File	$1.00
126	Free Rent 2024	Underwriting File	$1.00
127	Free Rent 2025	Underwriting File	$1.00
128	Free Rent July 2026 TTM	Underwriting File	$1.00
129	Free Rent UW	Underwriting File	$1.00
130	Potential Income from Vacant Space 2023	Underwriting File	$1.00
131	Potential Income from Vacant Space 2024	Underwriting File	$1.00
132	Potential Income from Vacant Space 2025	Underwriting File	$1.00
133	Potential Income from Vacant Space July 2026 TTM	Underwriting File	$1.00
134	Potential Income from Vacant Space UW	Underwriting File	$1.00
135	Recoveries 2023	Underwriting File	$1.00
136	Recoveries 2024	Underwriting File	$1.00
137	Recoveries 2025	Underwriting File	$1.00
138	Recoveries July 2026 TTM	Underwriting File	$1.00
139	Recoveries UW	Underwriting File	$1.00
140	Trade Show / TLA Rent 2023	Underwriting File	$1.00
141	Trade Show / TLA Rent 2024	Underwriting File	$1.00
11

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
142	Trade Show / TLA Rent 2025	Underwriting File	$1.00
143	Trade Show / TLA Rent July 2026 TTM	Underwriting File	$1.00
144	Trade Show / TLA Rent UW	Underwriting File	$1.00
145	Gross Potential Income 2023	Underwriting File	$1.00
146	Gross Potential Income 2024	Underwriting File	$1.00
147	Gross Potential Income 2025	Underwriting File	$1.00
148	Gross Potential Income July 2026 TTM	Underwriting File	$1.00
149	Gross Potential Income UW	Underwriting File	$1.00
150	Economic Vacancy & Credit Loss 2023	Underwriting File	$1.00
151	Economic Vacancy & Credit Loss 2024	Underwriting File	$1.00
152	Economic Vacancy & Credit Loss 2025	Underwriting File	$1.00
153	Economic Vacancy & Credit Loss July 2026 TTM	Underwriting File	$1.00
154	Economic Vacancy & Credit Loss UW	Underwriting File	$1.00
155	Bad Debt 2023	Underwriting File	$1.00
156	Bad Debt 2024	Underwriting File	$1.00
157	Bad Debt 2025	Underwriting File	$1.00
158	Bad Debt July 2026 TTM	Underwriting File	$1.00
159	Bad Debt UW	Underwriting File	$1.00
160	Other Income 2023	Underwriting File	$1.00
161	Other Income 2024	Underwriting File	$1.00
162	Other Income 2025	Underwriting File	$1.00
163	Other Income July 2026 TTM	Underwriting File	$1.00
164	Other Income UW	Underwriting File	$1.00
165	Effective Gross Income 2023	Underwriting File	$1.00
166	Effective Gross Income 2024	Underwriting File	$1.00
12

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
167	Effective Gross Income 2025	Underwriting File	$1.00
168	Effective Gross Income July 2026 TTM	Underwriting File	$1.00
169	Effective Gross Income UW	Underwriting File	$1.00
170	Management Fee 2023	Underwriting File	$1.00
171	Management Fee 2024	Underwriting File	$1.00
172	Management Fee 2025	Underwriting File	$1.00
173	Management Fee July 2026 TTM	Underwriting File	$1.00
174	Management Fee UW	Underwriting File	$1.00
175	Utilities 2023	Underwriting File	$1.00
176	Utilities 2024	Underwriting File	$1.00
177	Utilities 2025	Underwriting File	$1.00
178	Utilities July 2026 TTM	Underwriting File	$1.00
179	Utilities UW	Underwriting File	$1.00
180	G&A & Payroll 2023	Underwriting File	$1.00
181	G&A & Payroll 2024	Underwriting File	$1.00
182	G&A & Payroll 2025	Underwriting File	$1.00
183	G&A & Payroll July 2026 TTM	Underwriting File	$1.00
184	G&A & Payroll UW	Underwriting File	$1.00
185	Repairs & Maintenance 2023	Underwriting File	$1.00
186	Repairs & Maintenance 2024	Underwriting File	$1.00
187	Repairs & Maintenance 2025	Underwriting File	$1.00
188	Repairs & Maintenance July 2026 TTM	Underwriting File	$1.00
189	Repairs & Maintenance UW	Underwriting File	$1.00
190	Real Estate Taxes 2023	Underwriting File	$1.00
191	Real Estate Taxes 2024	Underwriting File	$1.00
13

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
192	Real Estate Taxes 2025	Underwriting File	$1.00
193	Real Estate Taxes July 2026 TTM	Underwriting File	$1.00
194	Real Estate Taxes UW	Underwriting File	$1.00
195	Insurance 2023	Underwriting File	$1.00
196	Insurance 2024	Underwriting File	$1.00
197	Insurance 2025	Underwriting File	$1.00
198	Insurance July 2026 TTM	Underwriting File	$1.00
199	Insurance UW	Underwriting File	$1.00
200	Advertising & Marketing 2023	Underwriting File	$1.00
201	Advertising & Marketing 2024	Underwriting File	$1.00
202	Advertising & Marketing 2025	Underwriting File	$1.00
203	Advertising & Marketing July 2026 TTM	Underwriting File	$1.00
204	Advertising & Marketing UW	Underwriting File	$1.00
205	Other Expenses 2023	Underwriting File	$1.00
206	Other Expenses 2024	Underwriting File	$1.00
207	Other Expenses 2025	Underwriting File	$1.00
208	Other Expenses July 2026 TTM	Underwriting File	$1.00
209	Other Expenses UW	Underwriting File	$1.00
210	Total Operating Expenses 2023	Underwriting File	$1.00
211	Total Operating Expenses 2024	Underwriting File	$1.00
212	Total Operating Expenses 2025	Underwriting File	$1.00
213	Total Operating Expenses July 2026 TTM	Underwriting File	$1.00
214	Total Operating Expenses UW	Underwriting File	$1.00
215	Net Operating Income 2023	Underwriting File	$1.00
216	Net Operating Income 2024	Underwriting File	$1.00
14

BX 2026-AMC Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
217	Net Operating Income 2025	Underwriting File	$1.00
218	Net Operating Income July 2026 TTM	Underwriting File	$1.00
219	Net Operating Income UW	Underwriting File	$1.00
220	Replacement Reserves 2023	Underwriting File	$1.00
221	Replacement Reserves 2024	Underwriting File	$1.00
222	Replacement Reserves 2025	Underwriting File	$1.00
223	Replacement Reserves July 2026 TTM	Underwriting File	$1.00
224	Replacement Reserves UW	Underwriting File	$1.00
225	Tenant Improvements and Leasing Commissions 2023	Underwriting File	$1.00
226	Tenant Improvements and Leasing Commissions 2024	Underwriting File	$1.00
227	Tenant Improvements and Leasing Commissions 2025	Underwriting File	$1.00
228	Tenant Improvements and Leasing Commissions July 2026 TTM	Underwriting File	$1.00
229	Tenant Improvements and Leasing Commissions UW	Underwriting File	$1.00
230	Net Cash Flow 2023	Underwriting File	$1.00
231	Net Cash Flow 2024	Underwriting File	$1.00
232	Net Cash Flow 2025	Underwriting File	$1.00
233	Net Cash Flow July 2026 TTM	Underwriting File	$1.00
234	Net Cash Flow UW	Underwriting File	$1.00

15

BX 2026-AMC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
21	% of UW Gross Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten base rent from the Underwriting File and (ii) sum of the total underwritten base rent from the Underwriting File.
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
24	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
27	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
28	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan’s Fully Extended Maturity Date based upon the respective loan’s Mortgage Loan Closing Date Balance, Monthly Mortgage Loan Debt Service Payment, Fully Extended Maturity Date, Original Amortization Term (Months), Interest Calculation (30/360 / Actual/360), Assumed One-month Term SOFR and Assumed Mortgage Loan Spread. For the purpose of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
44	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) Term SOFR Cap and (ii) Assumed Mortgage Loan Spread.
16

BX 2026-AMC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
49	Monthly Mortgage Loan Debt Service Payment	A recalculation in which the respective loan’s amortization schedule was recalculated. For each loan, we computed the amortizing monthly debt service payment based upon the respective loan’s Mortgage Loan Closing Date Balance, Assumed Mortgage Loan Spread, lesser of the Assumed One-month Term SOFR and Term SOFR Cap, Interest Calculation (30/360 / Actual/360), and Original Amortization Term (Months).
50	Annual Mortgage Loan Debt Service Payment	Product of (i) Monthly Mortgage Loan Debt Service Payment and (ii) 12.
51	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	A recalculation in which the respective loan’s amortization schedule was recalculated. For loans with interest rate hedge agreements, we computed the monthly debt service payment based upon the respective loan’s Mortgage Loan Closing Date Balance, Assumed Mortgage Loan Spread, Term SOFR Cap, Interest Calculation (30/360 / Actual/360), and Original Amortization Term (Months).
52	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
55	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
56	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
57	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
59	Remaining Amortization Term (Months)	Difference between (i) Original Amortization Term (Months) and (ii) Seasoning.
72	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
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BX 2026-AMC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
73	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Aggregate Individual Appraised Value.
74	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
75	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
76	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
77	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
78	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
79	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

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